STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenue	$ 342,686	$ 241,077	$ 671,632	$ 512,081	$ 1,147,099	$ 1,153,693
Cost of revenue	71,033	41,144	209,957	103,059	366,702	324,503
Gross profit	271,653	199,933	461,675	409,022	780,397	829,190
Operating expenses
Selling expense	19,999	69,504	52,932	129,884	305,738	212,133
General and administrative	269,284	211,958	585,354	365,714	987,035	1,695,423
Total operating expenses	289,283	281,462	638,286	495,598	1,292,773	1,907,556
Loss from operations	$ (17,630)	(81,529)	$ (176,611)	(86,576)	(512,376)	(1,078,366)
Other (income) expenses
Change in fair value of derivative instrument		(8,096)		11,335	11,335	(1,514,947)
Gain from termination of patent					(1,476,196)
Interest expense - related party	$ 6,386	2,934	$ 12,735	2,934	8,436	22,320
Interest expense	15,098	38,030	27,148	75,545	117,350	189,220
Total other (income) expense	21,484	32,868	39,883	89,814	(1,339,075)	(1,303,407)
Income before income tax	$ (39,114)	$ (114,397)	$ (216,494)	$ (176,390)	$ 826,699	$ 225,041
Income tax provision
Net income	$ (39,114)	$ (114,397)	$ (216,494)	$ (176,390)	$ 826,699	$ 225,041
Net income per common share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.03)	$ 0.13	$ 0.06
Weighted average number of common shares - basic and diluted	7,474,763	5,623,679	7,238,020	5,623,679	6,206,090	3,787,467